First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.9%
16,322	National Presto Industries, Inc.	$1,830,512
	Automobile Components — 2.8%
366,054	American Axle & Manufacturing Holdings, Inc. (a)	2,199,984
64,437	Standard Motor Products, Inc.	2,630,318
12,459	Strattec Security Corp. (a)	847,960
		5,678,262
	Banks — 29.6%
66,976	Bridgewater Bancshares, Inc. (a)	1,178,778
91,319	Business First Bancshares, Inc.	2,156,042
9,389	C&F Financial Corp.	630,941
69,215	California BanCorp (a)	1,154,506
52,195	Camden National Corp.	2,014,205
35,299	Capital Bancorp, Inc.	1,126,038
42,645	Capital City Bank Group, Inc.	1,782,135
69,932	Carter Bankshares, Inc. (a)	1,357,380
83,231	Central Pacific Financial Corp.	2,525,229
42,613	ChoiceOne Financial Services, Inc.	1,234,072
59,577	Civista Bancshares, Inc.	1,210,009
90,141	CNB Financial Corp.	2,181,412
52,524	Community West Bancshares	1,094,600
47,427	Equity Bancshares, Inc., Class A	1,930,279
116,133	Farmers National Banc Corp.	1,673,476
25,675	First Business Financial Services, Inc.	1,316,100
36,558	First Financial Corp.	2,063,333
23,683	First Western Financial, Inc. (a)	545,301
12,982	Franklin Financial Services Corp.	597,172
25,859	Great Southern Bancorp, Inc.	1,583,864
92,134	Hanmi Financial Corp.	2,274,788
21,242	Home Bancorp, Inc.	1,153,972
41,655	HomeTrust Bancshares, Inc.	1,705,356
136,033	Horizon Bancorp, Inc.	2,177,888
177,294	Kearny Financial Corp.	1,164,822
103,198	NB Bancorp, Inc.	1,821,445
112,211	Northfield Bancorp, Inc.	1,324,090
31,803	Northpointe Bancshares, Inc.	543,195
68,149	Northrim BanCorp, Inc.	1,476,107
35,818	OP Bancorp	498,587
32,153	Orange County Bancorp, Inc.	810,577
60,126	Orrstown Financial Services, Inc.	2,043,081
49,168	Peapack-Gladstone Financial Corp.	1,357,037
28,366	Peoples Financial Services Corp.	1,378,871
38,848	RBB Bancorp	728,788
64,620	Riverview Bancorp, Inc.	347,009
94,838	Shore Bancshares, Inc.	1,556,292
Shares	Description	Value

	Banks (Continued)
45,153	SmartFinancial, Inc.	$1,613,317
37,566	South Plains Financial, Inc.	1,451,926
29,278	Southern Missouri Bancorp, Inc.	1,538,852
38,910	Third Coast Bancshares, Inc. (a)	1,477,413
58,152	TrustCo Bank Corp.	2,110,918
49,939	Western New England Bancorp, Inc.	599,767
		60,508,970
	Biotechnology — 3.5%
401,891	CytomX Therapeutics, Inc. (a)	1,282,032
119,646	Puma Biotechnology, Inc. (a)	635,320
55,332	Rigel Pharmaceuticals, Inc. (a)	1,567,556
152,134	Stoke Therapeutics, Inc. (a) (b)	3,575,149
		7,060,057
	Building Products — 1.1%
59,876	Insteel Industries, Inc.	2,295,646
	Capital Markets — 0.5%
7,818	Diamond Hill Investment Group, Inc.	1,094,598
	Chemicals — 1.8%
42,160	Flotek Industries, Inc. (a)	615,536
60,820	Koppers Holdings, Inc.	1,702,960
173,211	Orion S.A.	1,312,939
		3,631,435
	Commercial Services & Supplies — 1.3%
138,461	Deluxe Corp.	2,680,605
	Communications Equipment — 0.5%
11,519	BK Technologies Corp. (a)	973,125
	Construction & Engineering — 2.8%
94,208	Ameresco, Inc., Class A (a)	3,163,505
29,781	NWPX Infrastructure, Inc. (a)	1,576,308
116,446	Orion Group Holdings, Inc. (a)	968,831
		5,708,644
	Consumer Finance — 2.5%
114,828	NerdWallet, Inc., Class A (a)	1,235,549
87,479	OppFi, Inc.	991,137
120,535	PRA Group, Inc. (a)	1,861,061
27,507	Regional Management Corp.	1,071,673
		5,159,420
	Consumer Staples Distribution & Retail — 0.5%
28,859	Village Super Market, Inc., Class A	1,078,172

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 1.9%
60,771	A-Mark Precious Metals, Inc.	$1,572,146
81,236	GigaCloud Technology, Inc., Class A (a) (b)	2,307,102
		3,879,248
	Diversified Consumer Services — 2.1%
55,733	American Public Education, Inc. (a)	2,199,782
48,425	Carriage Services, Inc.	2,156,849
		4,356,631
	Diversified Telecommunication Services — 0.2%
10,249	GCI Liberty, Inc., Class A (a)	384,901
	Electric Utilities — 0.5%
65,131	Genie Energy Ltd., Class B	973,708
	Electrical Equipment — 1.2%
6,462	Espey Mfg. & Electronics Corp.	255,960
92,556	LSI Industries, Inc.	2,185,247
		2,441,207
	Electronic Equipment, Instruments & Components — 2.5%
12,579	Climb Global Solutions, Inc.	1,696,152
21,006	Frequency Electronics, Inc. (a)	712,314
75,207	Kimball Electronics, Inc. (a)	2,245,681
8,028	M-Tron Industries, Inc. (a)	445,393
		5,099,540
	Energy Equipment & Services — 3.8%
100,901	Aris Water Solutions, Inc., Class A	2,488,219
38,010	Energy Services of America Corp.	393,404
61,927	Flowco Holdings, Inc., Class A	919,616
33,660	Natural Gas Services Group, Inc.	942,143
43,798	Ranger Energy Services, Inc., Class A	614,924
411,142	TETRA Technologies, Inc. (a)	2,364,066
		7,722,372
	Financial Services — 2.8%
78,342	Alerus Financial Corp.	1,734,492
36,284	Cass Information Systems, Inc.	1,427,050
16,405	Finance Of America Cos., Inc., Class A (a)	367,964
76,326	NewtekOne, Inc. (b)	873,932
19,630	Onity Group, Inc. (a)	784,415
29,644	Velocity Financial, Inc. (a)	537,742
		5,725,595
Shares	Description	Value

	Food Products — 1.7%
28,260	John B Sanfilippo & Son, Inc.	$1,816,553
15,211	Seneca Foods Corp., Class A (a)	1,641,875
		3,458,428
	Health Care Equipment & Supplies — 0.1%
5,633	Pro-Dex, Inc. (a)	190,677
	Health Care Providers & Services — 0.9%
11,138	Nutex Health, Inc. (a)	1,150,778
104,093	Viemed Healthcare, Inc. (a)	706,792
		1,857,570
	Hotels, Restaurants & Leisure — 1.8%
8,075	Nathan’s Famous, Inc.	894,225
221,815	Portillo’s, Inc., Class A (a) (b)	1,430,707
80,280	Potbelly Corp. (a)	1,367,971
		3,692,903
	Household Durables — 1.7%
149,855	Cricut, Inc., Class A	942,588
14,073	Hovnanian Enterprises, Inc., Class A (a)	1,808,240
27,980	Legacy Housing Corp. (a)	769,730
		3,520,558
	Household Products — 1.4%
25,005	Central Garden & Pet Co. (a)	816,413
31,983	Oil-Dri Corp. of America	1,952,243
		2,768,656
	Industrial REITs — 1.5%
137,440	Plymouth Industrial REIT, Inc.	3,069,035
	Insurance — 4.9%
76,719	American Coastal Insurance Corp.	873,829
21,131	American Integrity Insurance Group, Inc. (a)	471,433
51,526	Donegal Group, Inc., Class A	999,089
68,756	Heritage Insurance Holdings, Inc. (a)	1,731,276
4,834	Investors Title Co.	1,294,690
36,206	Kingstone Cos, Inc.	532,228
67,628	United Fire Group, Inc.	2,057,244
78,623	Universal Insurance Holdings, Inc.	2,067,785
		10,027,574
	Interactive Media & Services — 0.1%
36,606	Arena Group Holdings (The), Inc. (a)	200,235
	Leisure Products — 0.7%
136,687	Smith & Wesson Brands, Inc.	1,343,633

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 2.2%
71,077	Douglas Dynamics, Inc.	$2,221,867
82,562	Luxfer Holdings PLC	1,147,612
109,384	Manitowoc (The) Co., Inc. (a)	1,094,934
		4,464,413
	Marine Transportation — 1.3%
116,617	Genco Shipping & Trading Ltd.	2,075,783
104,654	Pangaea Logistics Solutions Ltd.	531,642
		2,607,425
	Media — 2.6%
208,046	EW Scripps (The) Co., Class A (a)	511,793
382,320	Gannett Co., Inc. (a)	1,578,982
256,287	Gray Media, Inc.	1,481,339
121,695	Sinclair, Inc.	1,837,594
		5,409,708
	Oil, Gas & Consumable Fuels — 2.2%
106,105	Amplify Energy Corp. (a)	557,051
59,201	Epsilon Energy Ltd.	298,373
2,050	PrimeEnergy Resources Corp. (a)	342,412
31,278	Riley Exploration Permian, Inc.	847,947
97,360	SandRidge Energy, Inc.	1,098,221
321,615	VAALCO Energy, Inc.	1,292,892
		4,436,896
	Passenger Airlines — 0.9%
164,469	Sun Country Airlines Holdings, Inc. (a)	1,942,379
	Personal Care Products — 0.3%
44,067	Nature’s Sunshine Products, Inc. (a)	683,920
	Pharmaceuticals — 0.6%
128,116	SIGA Technologies, Inc.	1,172,261
	Professional Services — 1.3%
55,454	Mistras Group, Inc. (a)	545,667
14,860	RCM Technologies, Inc. (a)	394,533
11,309	Resolute Holdings Management, Inc. (a) (b)	815,944
52,109	TaskUS, Inc, Class A (a)	930,146
		2,686,290
	Real Estate Management & Development — 0.3%
61,788	RE/MAX Holdings, Inc., Class A (a)	582,661
	Retail REITs — 0.8%
138,495	Whitestone REIT	1,700,719
Shares	Description	Value

	Software — 1.8%
58,540	Consensus Cloud Solutions, Inc. (a)	$1,719,320
118,225	OneSpan, Inc.	1,878,595
		3,597,915
	Specialty Retail — 3.7%
24,259	America’s Car-Mart, Inc. (a)	708,605
166,144	Arhaus, Inc. (a)	1,766,111
37,780	Build-A-Bear Workshop, Inc.	2,463,634
92,803	ODP (The) Corp. (a)	2,584,564
		7,522,914
	Technology Hardware, Storage & Peripherals — 1.3%
19,235	CPI Card Group, Inc. (a)	291,218
182,404	Eastman Kodak Co. (a)	1,169,210
83,945	Immersion Corp.	616,156
43,381	Turtle Beach Corp. (a)	689,758
		2,766,342
	Textiles, Apparel & Luxury Goods — 0.8%
48,675	Movado Group, Inc.	923,365
23,037	Rocky Brands, Inc.	686,272
		1,609,637
	Trading Companies & Distributors — 0.9%
118,542	Hudson Technologies, Inc. (a)	1,177,122
26,653	Karat Packaging, Inc.	671,922
		1,849,044
	Water Utilities — 0.8%
46,184	Consolidated Water Co., Ltd.	1,629,372
	Wireless Telecommunication Services — 0.5%
63,519	Spok Holdings, Inc.	1,095,703
	Total Common Stocks	204,169,516
	(Cost $186,827,982)
MONEY MARKET FUNDS — 0.1%
199,521	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (c)	199,521
	(Cost $199,521)

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.5%
$612,194	Bank of America Corp., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $612,265. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $624,438. (d)	$612,194
895,958	JPMorgan Chase & Co., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $896,063. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $913,877. (d)	895,958
537,163	Mizuho Financial Group, Inc., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $537,226. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $547,906. (d)	537,163
963,604	RBC Dominion Securities, Inc., 4.19% (c), dated 09/30/25, due 10/01/25, with a maturity value of $963,716. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $982,876. (d)	963,604
	Total Repurchase Agreements	3,008,919
	(Cost $3,008,919)

	Total Investments — 101.5%	207,377,956
	(Cost $190,036,422)
	Net Other Assets and Liabilities — (1.5)%	(3,070,349)
	Net Assets — 100.0%	$204,307,607

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,857,125 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,008,919.

(c)	Rate shown reflects yield as of September 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 204,169,516	$ 204,169,516	$ —	$ —
Money Market Funds	199,521	199,521	—	—
Repurchase Agreements	3,008,919	—	3,008,919	—
Total Investments	$207,377,956	$204,369,037	$3,008,919	$—

*	See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Air Freight & Logistics — 3.1%
2,112,424	United Parcel Service, Inc., Class B	$176,450,777
	Automobiles — 1.6%
7,505,328	Ford Motor Co.	89,763,723
	Banks — 9.6%
211,600	Associated Banc-Corp.	5,440,236
187,279	Atlantic Union Bankshares Corp.	6,609,076
126,149	Bank OZK	6,431,076
195,159	Cadence Bank	7,326,269
531,306	Citizens Financial Group, Inc.	28,244,227
398,155	Columbia Banking System, Inc.	10,248,510
194,847	Comerica, Inc.	13,350,916
805,725	Fifth Third Bancorp	35,895,049
178,657	First BanCorp	3,939,387
180,453	First Hawaiian, Inc.	4,480,648
250,149	Fulton Financial Corp.	4,660,276
1,877,483	Huntington Bancshares, Inc.	32,424,131
1,500,678	KeyCorp	28,047,672
488,453	PNC Financial Services Group (The), Inc.	98,144,861
1,180,712	Regions Financial Corp.	31,135,375
2,167,798	Truist Financial Corp.	99,111,724
2,378,002	U.S. Bancorp	114,928,837
202,151	United Bankshares, Inc.	7,522,039
682,191	Valley National Bancorp	7,231,225
166,086	Zions Bancorp N.A.	9,397,146
		554,568,680
	Beverages — 5.0%
2,046,361	PepsiCo, Inc.	287,390,939
	Capital Markets — 1.3%
547,580	Franklin Resources, Inc.	12,665,525
485,029	Invesco Ltd.	11,126,565
158,935	Janus Henderson Group PLC	7,074,197
116,574	Lazard, Inc.	6,152,776
387,944	T. Rowe Price Group, Inc.	39,818,572
		76,837,635
	Chemicals — 0.4%
206,692	Eastman Chemical Co.	13,031,930
261,263	FMC Corp.	8,786,275
68,427	Scotts Miracle-Gro (The) Co.	3,896,918
		25,715,123
	Consumer Finance — 0.3%
302,838	OneMain Holdings, Inc.	17,098,233
	Consumer Staples Distribution & Retail — 1.3%
842,078	Target Corp.	75,534,397
Shares	Description	Value

	Containers & Packaging — 1.4%
5,268,843	Amcor PLC	$43,099,136
709,352	Smurfit WestRock PLC	30,197,114
166,766	Sonoco Products Co.	7,185,947
		80,482,197
	Diversified Telecommunication Services — 7.5%
9,818,781	Verizon Communications, Inc.	431,535,425
	Electric Utilities — 5.9%
98,576	ALLETE, Inc.	6,545,446
663,224	American Electric Power Co., Inc.	74,612,700
886,721	Edison International	49,017,937
322,308	Evergy, Inc.	24,501,854
625,689	Eversource Energy	44,511,516
1,397,700	Exelon Corp.	62,910,477
789,234	FirstEnergy Corp.	36,162,702
289,072	OGE Energy Corp.	13,375,361
180,869	Pinnacle West Capital Corp.	16,216,715
203,245	Portland General Electric Co.	8,942,780
		336,797,488
	Financial Services — 0.3%
267,618	HA Sustainable Infrastructure Capital, Inc.	8,215,873
1,320,669	Western Union (The) Co.	10,552,145
		18,768,018
	Food Products — 3.5%
552,522	Archer-Daniels-Midland Co.	33,007,664
340,572	Campbell’s (The) Co.	10,755,264
1,277,489	Conagra Brands, Inc.	23,390,823
494,173	Flowers Foods, Inc.	6,448,958
991,405	General Mills, Inc.	49,986,640
490,469	Hormel Foods Corp.	12,134,203
153,895	J.M. Smucker (The) Co.	16,712,997
1,926,297	Kraft Heinz (The) Co.	50,160,774
		202,597,323
	Gas Utilities — 0.6%
140,618	New Jersey Resources Corp.	6,770,757
76,474	ONE Gas, Inc.	6,189,805
90,181	Spire, Inc.	7,351,555
349,704	UGI Corp.	11,631,155
		31,943,272
	Health Care Providers & Services — 2.3%
1,781,061	CVS Health Corp.	134,274,189
	Hotels, Restaurants & Leisure — 0.1%
84,566	Travel + Leisure Co.	5,030,831
	Household Durables — 0.1%
77,848	Whirlpool Corp.	6,118,853

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.4%
181,800	Clorox (The) Co.	$22,415,940
81,133	Reynolds Consumer Products, Inc.	1,985,325
		24,401,265
	Independent Power and Renewable Electricity Producers — 0.3%
1,460,837	AES (The) Corp.	19,224,615
	Insurance — 2.3%
317,061	Fidelity National Financial, Inc.	19,179,020
116,538	First American Financial Corp.	7,486,401
270,845	Lincoln National Corp.	10,923,179
317,801	Principal Financial Group, Inc.	26,348,881
675,333	Prudential Financial, Inc.	70,059,045
		133,996,526
	Leisure Products — 0.2%
172,230	Hasbro, Inc.	13,063,646
	Machinery — 0.3%
237,990	Stanley Black & Decker, Inc.	17,689,797
	Media — 3.9%
5,382,421	Comcast Corp., Class A	169,115,668
671,967	Interpublic Group of (The) Cos., Inc.	18,754,599
36,287	Nexstar Media Group, Inc.	7,175,391
258,061	Omnicom Group, Inc.	21,039,713
312,734	Sirius XM Holdings, Inc.	7,278,884
		223,364,255
	Multi-Utilities — 0.3%
161,742	Avista Corp.	6,115,465
123,995	Black Hills Corp.	7,636,852
100,061	Northwestern Energy Group, Inc.	5,864,575
		19,616,892
	Oil, Gas & Consumable Fuels — 26.7%
601,187	APA Corp.	14,596,820
3,135,458	Chevron Corp.	486,905,273
1,585,473	ConocoPhillips	149,969,891
1,040,060	Coterra Energy, Inc.	24,597,419
672,154	EOG Resources, Inc.	75,361,906
5,198,278	Exxon Mobil Corp.	586,105,845
3,231,901	Kinder Morgan, Inc.	91,495,117
254,048	Murphy Oil Corp.	7,217,504
1,334,166	ONEOK, Inc.	97,354,093
		1,533,603,868
	Pharmaceuticals — 14.9%
4,020,724	Bristol-Myers Squibb Co.	181,334,652
3,489,951	Merck & Co., Inc.	292,911,587
Shares	Description	Value

	Pharmaceuticals (Continued)
248,940	Perrigo Co. PLC	$5,543,894
14,779,947	Pfizer, Inc.	376,593,050
		856,383,183
	Semiconductors & Semiconductor Equipment — 0.3%
219,005	Skyworks Solutions, Inc.	16,859,005
	Specialty Retail — 0.5%
355,685	Best Buy Co., Inc.	26,896,900
	Technology Hardware, Storage & Peripherals — 0.7%
1,381,746	HP, Inc.	37,624,944
	Tobacco — 4.5%
3,879,325	Altria Group, Inc.	256,268,209
	Trading Companies & Distributors — 0.1%
54,129	MSC Industrial Direct Co., Inc., Class A	4,987,446
	Total Common Stocks	5,734,887,654
	(Cost $5,407,886,851)
MONEY MARKET FUNDS — 0.1%
5,620,518	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (a)	5,620,518
	(Cost $5,620,518)

	Total Investments — 99.8%	5,740,508,172
	(Cost $5,413,507,369)
	Net Other Assets and Liabilities — 0.2%	8,837,626
	Net Assets — 100.0%	$5,749,345,798

(a)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,734,887,654	$ 5,734,887,654	$ —	$ —
Money Market Funds	5,620,518	5,620,518	—	—
Total Investments	$5,740,508,172	$5,740,508,172	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.2%
94,779	Karman Holdings, Inc. (a)	$6,843,044
69,315	Leonardo DRS, Inc.	3,146,901
24,385	Loar Holdings, Inc. (a)	1,950,800
87,117	StandardAero, Inc. (a)	2,377,423
		14,318,168
	Automobiles — 0.4%
316,054	Rivian Automotive, Inc., Class A (a) (b)	4,639,673
	Banks — 0.3%
27,088	Nicolet Bankshares, Inc.	3,643,336
	Beverages — 0.3%
74,001	Vita Coco (The) Co., Inc. (a)	3,142,822
	Biotechnology — 0.8%
149,377	Bridgebio Pharma, Inc. (a)	7,758,641
27,363	Metsera, Inc. (a) (b)	1,431,906
		9,190,547
	Building Products — 1.4%
37,672	Trane Technologies PLC	15,896,077
	Capital Markets — 4.0%
20,690	Miami International Holdings, Inc. (a)	832,979
254,613	Robinhood Markets, Inc., Class A (a)	36,455,489
162,395	TPG, Inc.	9,329,593
		46,618,061
	Commercial Services & Supplies — 0.6%
64,637	Veralto Corp.	6,890,951
	Communications Equipment — 0.6%
34,436	Extreme Networks, Inc. (a)	711,104
36,413	Lumentum Holdings, Inc. (a)	5,924,759
		6,635,863
	Construction & Engineering — 0.3%
115,449	Centuri Holdings, Inc. (a)	2,444,055
13,285	Everus Construction Group, Inc. (a)	1,139,189
		3,583,244
	Construction Materials — 0.6%
147,650	Amrize Ltd. (a) (b)	7,165,454
	Consumer Finance — 1.2%
10,548	Dave, Inc. (a)	2,102,744
6,515	Enova International, Inc. (a)	749,811
421,053	SoFi Technologies, Inc. (a)	11,124,220
		13,976,775
Shares	Description	Value

	Consumer Staples Distribution & Retail — 0.2%
68,616	Maplebear, Inc. (a)	$2,522,324
	Diversified Consumer Services — 0.8%
27,450	Duolingo, Inc. (a)	8,834,508
	Diversified Telecommunication Services — 1.5%
350,177	AST SpaceMobile, Inc. (a) (b)	17,186,687
	Electric Utilities — 7.3%
150,535	Constellation Energy Corp.	49,536,553
116,273	Entergy Corp.	10,835,481
113,358	NRG Energy, Inc.	18,358,328
57,670	Oklo, Inc. (a) (b)	6,437,702
		85,168,064
	Electrical Equipment — 10.5%
178,686	GE Vernova, Inc.	109,874,021
126,757	NEXTracker, Inc., Class A (a)	9,378,751
74,200	NuScale Power Corp. (a) (b)	2,671,200
		121,923,972
	Electronic Equipment, Instruments & Components — 0.8%
11,908	Itron, Inc. (a)	1,483,260
29,364	Ralliant Corp.	1,284,088
12,213	Teledyne Technologies, Inc. (a)	7,157,307
		9,924,655
	Entertainment — 7.3%
74,897	Liberty Media Corp.-Liberty Formula One, Class C (a)	7,822,992
119,661	Liberty Media Corp.-Liberty Live, Class C (a)	11,603,527
315,989	ROBLOX Corp., Class A (a)	43,770,796
1,128,481	Warner Bros. Discovery, Inc. (a)	22,039,234
		85,236,549
	Financial Services — 3.9%
429,338	Corebridge Financial, Inc.	13,760,283
115,259	Enact Holdings, Inc.	4,419,030
36,283	Jackson Financial, Inc., Class A	3,672,928
83,339	Mr. Cooper Group, Inc.	17,567,028
19,166	NCR Atleos Corp. (a)	753,415
151,850	Toast, Inc., Class A (a)	5,544,044
		45,716,728
	Food Products — 0.6%
286,695	Smithfield Foods, Inc.	6,731,599
	Health Care Equipment & Supplies — 2.0%
142,701	GE HealthCare Technologies, Inc.	10,716,845
169,354	Solventum Corp. (a)	12,362,842
		23,079,687

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services — 3.2%
51,580	Alignment Healthcare, Inc. (a)	$900,071
138,422	BrightSpring Health Services, Inc. (a)	4,091,754
50,498	Cencora, Inc.	15,782,140
95,900	Privia Health Group, Inc. (a)	2,387,910
69,036	Tenet Healthcare Corp. (a)	14,017,070
		37,178,945
	Health Care REITs — 1.9%
189,137	American Healthcare REIT, Inc.	7,945,645
57,380	CareTrust REIT, Inc.	1,989,938
171,641	Ventas, Inc.	12,013,154
		21,948,737
	Health Care Technology — 1.1%
158,550	Doximity, Inc., Class A (a)	11,597,933
45,383	Waystar Holding Corp. (a)	1,720,923
		13,318,856
	Hotels, Restaurants & Leisure — 4.7%
37,961	Darden Restaurants, Inc.	7,226,256
143,480	DoorDash, Inc., Class A (a)	39,025,125
74,989	Dutch Bros, Inc., Class A (a)	3,924,924
114,602	Life Time Group Holdings, Inc. (a)	3,163,015
16,909	Travel + Leisure Co.	1,005,917
		54,345,237
	Insurance — 0.3%
129,490	Hamilton Insurance Group Ltd., Class B (a)	3,211,352
	Interactive Media & Services — 1.7%
85,308	Reddit, Inc., Class A (a)	19,619,987
	IT Services — 7.1%
152,706	CoreWeave, Inc., Class A (a)	20,897,816
157,707	International Business Machines Corp.	44,498,607
75,008	Snowflake, Inc. (a)	16,918,055
		82,314,478
	Life Sciences Tools & Services — 0.3%
45,250	Tempus AI, Inc. (a) (b)	3,652,127
	Machinery — 1.3%
21,398	Atmus Filtration Technologies, Inc.	964,836
74,944	Crane Co.	13,800,188
		14,765,024
	Media — 0.1%
37,090	Magnite, Inc. (a)	807,820
Shares	Description	Value

	Mortgage REITs — 0.1%
138,121	Rithm Capital Corp.	$1,573,198
	Oil, Gas & Consumable Fuels — 1.6%
26,184	CVR Energy, Inc. (a)	955,192
158,766	DT Midstream, Inc.	17,950,084
		18,905,276
	Personal Care Products — 0.5%
374,885	Kenvue, Inc.	6,084,384
	Pharmaceuticals — 0.7%
5,104	Ligand Pharmaceuticals, Inc. (a)	904,123
189,869	Royalty Pharma PLC, Class A	6,698,578
		7,602,701
	Professional Services — 0.9%
234,741	Legalzoom.com, Inc. (a)	2,436,612
117,726	UL Solutions, Inc., Class A	8,342,064
		10,778,676
	Real Estate Management & Development — 1.2%
165,518	CoStar Group, Inc. (a)	13,964,754
	Semiconductors & Semiconductor Equipment — 1.5%
48,196	Allegro MicroSystems, Inc. (a)	1,407,323
21,647	Astera Labs, Inc. (a)	4,238,482
81,106	Credo Technology Group Holding Ltd. (a)	11,809,845
		17,455,650
	Software — 21.3%
154,178	AppLovin Corp., Class A (a)	110,783,060
35,950	CrowdStrike Holdings, Inc., Class A (a)	17,629,161
79,726	Klaviyo, Inc., Class A (a)	2,207,613
70,695	Life360, Inc. (a) (b)	7,514,878
339,849	Palantir Technologies, Inc., Class A (a)	61,995,255
82,833	Rubrik, Inc., Class A (a)	6,813,014
144,983	SailPoint, Inc. (a) (b)	3,201,225
724,735	Samsara, Inc., Class A (a)	26,996,379
47,233	ServiceTitan, Inc., Class A (a)	4,762,503
110,050	Unity Software, Inc. (a)	4,406,402
20,711	Via Transportation, Inc., Class A (a)	995,785
		247,305,275
	Specialized REITs — 1.5%
129,713	Millrose Properties, Inc.	4,359,654
388,849	VICI Properties, Inc.	12,680,366
		17,040,020

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 2.4%
133,329	CompoSecure, Inc., Class A (a)	$2,775,910
56,965	Sandisk Corp. (a)	6,391,473
77,658	Seagate Technology Holdings PLC	18,331,947
		27,499,330
	Total Common Stocks	1,161,397,571
	(Cost $698,305,894)
MONEY MARKET FUNDS — 0.0%
537,470	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (c)	537,470
	(Cost $537,470)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$5,447,550	Bank of America Corp., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $5,448,186. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $5,556,501. (d)	5,447,550
7,972,611	JPMorgan Chase & Co., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $7,973,541. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $8,132,063. (d)	7,972,611
Principal Value	Description	Value

$4,779,887	Mizuho Financial Group, Inc., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $4,780,445. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $4,875,486. (d)	$4,779,887
8,574,550	RBC Dominion Securities, Inc., 4.19% (c), dated 09/30/25, due 10/01/25, with a maturity value of $8,575,548. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $8,746,041. (d)	8,574,550
	Total Repurchase Agreements	26,774,598
	(Cost $26,774,598)

	Total Investments — 102.3%	1,188,709,639
	(Cost $725,617,962)
	Net Other Assets and Liabilities — (2.3)%	(26,808,338)
	Net Assets — 100.0%	$1,161,901,301

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $26,027,936 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $26,774,598.

(c)	Rate shown reflects yield as of September 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,161,397,571	$ 1,161,397,571	$ —	$ —
Money Market Funds	537,470	537,470	—	—
Repurchase Agreements	26,774,598	—	26,774,598	—
Total Investments	$1,188,709,639	$1,161,935,041	$26,774,598	$—

*	See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 82.2%
1,623,168	ACADIA Pharmaceuticals, Inc. (a)	$34,638,405
1,124,640	Alkermes PLC (a)	33,739,200
108,129	Alnylam Pharmaceuticals, Inc. (a)	49,306,824
115,333	Amgen, Inc.	32,546,973
60,785	Argenx SE, ADR (a)	44,832,585
136,053	BeOne Medicines Ltd., ADR (a)	46,353,257
253,737	Biogen, Inc. (a)	35,543,479
586,129	BioMarin Pharmaceutical, Inc. (a)	31,744,747
301,656	BioNTech SE, ADR (a) (b)	29,749,315
656,022	Exact Sciences Corp. (a)	35,890,964
759,119	Exelixis, Inc. (a)	31,351,615
1,591,311	Genmab A/S, ADR (a) (b)	48,805,508
310,599	Gilead Sciences, Inc.	34,476,489
595,872	Halozyme Therapeutics, Inc. (a)	43,701,252
496,487	Incyte Corp. (a)	42,107,062
229,831	Krystal Biotech, Inc. (a)	40,572,066
1,012,308	Moderna, Inc. (a)	26,147,916
212,267	Natera, Inc. (a)	34,168,619
255,163	Neurocrine Biosciences, Inc. (a)	35,819,782
59,981	Regeneron Pharmaceuticals, Inc.	33,725,517
1,874,193	Sarepta Therapeutics, Inc. (a)	36,115,699
115,234	United Therapeutics Corp. (a)	48,307,245
1,257,535	Veracyte, Inc. (a)	43,171,176
72,634	Vertex Pharmaceuticals, Inc. (a)	28,446,380
		901,262,075
	Life Sciences Tools & Services — 14.2%
777,668	Bruker Corp.	25,266,433
343,115	Illumina, Inc. (a)	32,585,631
27,824	Mettler-Toledo International, Inc. (a)	34,157,021
261,572	Repligen Corp. (a)	34,964,329
96,495	Waters Corp. (a)	28,930,166
		155,903,580
	Pharmaceuticals — 3.6%
473,763	Corcept Therapeutics, Inc. (a)	39,374,443
	Total Common Stocks	1,096,540,098
	(Cost $990,957,797)
MONEY MARKET FUNDS — 0.0%
467,040	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (c)	467,040
	(Cost $467,040)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.0%
$11,141,626	Bank of America Corp., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $11,142,926. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $11,364,459. (d)	$11,141,626
16,306,019	JPMorgan Chase & Co., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $16,307,921. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $16,632,140. (d)	16,306,019
9,776,078	Mizuho Financial Group, Inc., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $9,777,219. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $9,971,602. (d)	9,776,078
17,537,137	RBC Dominion Securities, Inc., 4.19% (c), dated 09/30/25, due 10/01/25, with a maturity value of $17,539,178. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $17,887,880. (d)	17,537,137
	Total Repurchase Agreements	54,760,860
	(Cost $54,760,860)

	Total Investments — 105.0%	1,151,767,998
	(Cost $1,046,185,697)
	Net Other Assets and Liabilities — (5.0)%	(55,362,309)
	Net Assets — 100.0%	$1,096,405,689

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $55,085,144 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $54,760,860. On
September 30, 2025, the last business day of the period, there was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from September 29 to September 30, the
value of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of September 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,096,540,098	$ 1,096,540,098	$ —	$ —
Money Market Funds	467,040	467,040	—	—
Repurchase Agreements	54,760,860	—	54,760,860	—
Total Investments	$1,151,767,998	$1,097,007,138	$54,760,860	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 11.3%
3,403,118	Amazon.com, Inc. (a)	$747,222,619
1,381,153	eBay, Inc.	125,615,866
		872,838,485
	Commercial Services & Supplies — 1.6%
2,688,500	Copart, Inc. (a)	120,901,845
	Communications Equipment — 11.1%
2,340,286	Arista Networks, Inc. (a)	341,003,073
427,243	Ciena Corp. (a)	62,236,488
5,820,177	Cisco Systems, Inc.	398,216,510
173,621	F5, Inc. (a)	56,112,571
		857,568,642
	Diversified Consumer Services — 0.5%
119,963	Duolingo, Inc. (a)	38,608,892
	Entertainment — 13.1%
624,537	Netflix, Inc. (a)	748,769,900
1,949,427	ROBLOX Corp., Class A (a)	270,034,628
		1,018,804,528
	Financial Services — 2.5%
2,887,358	PayPal Holdings, Inc. (a)	193,626,227
	Health Care Technology — 1.7%
454,358	Veeva Systems, Inc., Class A (a)	135,357,792
	Hotels, Restaurants & Leisure — 12.9%
1,296,769	Airbnb, Inc., Class A (a)	157,453,692
64,430	Booking Holdings, Inc.	347,874,966
1,118,725	DoorDash, Inc., Class A (a)	304,282,013
1,500,422	DraftKings, Inc., Class A (a)	56,115,783
531,235	Flutter Entertainment PLC (a)	134,933,690
		1,000,660,144
	Interactive Media & Services — 20.2%
1,816,603	Alphabet, Inc., Class A	441,616,189
1,458,341	Alphabet, Inc., Class C	355,178,950
1,042,370	Meta Platforms, Inc., Class A	765,495,681
		1,562,290,820
	IT Services — 9.4%
433,345	Akamai Technologies, Inc. (a)	32,830,217
945,565	Cloudflare, Inc., Class A (a)	202,908,793
660,573	CoreWeave, Inc., Class A (a)	90,399,415
418,425	GoDaddy, Inc., Class A (a)	57,253,093
505,201	Okta, Inc. (a)	46,326,932
1,008,387	Snowflake, Inc. (a)	227,441,688
254,068	VeriSign, Inc.	71,029,791
		728,189,929
Shares	Description	Value

	Professional Services — 0.4%
151,320	Paycom Software, Inc.	$31,495,745
	Software — 13.3%
499,392	Atlassian Corp., Class A (a)	79,752,902
437,653	Box, Inc., Class A (a)	14,123,062
882,275	Confluent, Inc., Class A (a)	17,469,045
976,989	Datadog, Inc., Class A (a)	139,123,234
610,680	Docusign, Inc. (a)	44,023,921
559,349	Dropbox, Inc., Class A (a)	16,897,933
159,254	HubSpot, Inc. (a)	74,499,021
1,119,602	MARA Holdings, Inc. (a) (b)	20,443,933
810,172	Nutanix, Inc., Class A (a)	60,268,695
1,454,136	Salesforce, Inc.	344,630,232
652,802	Workday, Inc., Class A (a)	157,149,025
786,621	Zoom Communications, Inc. (a)	64,896,233
		1,033,277,236
	Specialty Retail — 2.0%
417,319	Carvana Co. (a)	157,429,420
	Total Common Stocks	7,751,049,705
	(Cost $7,273,096,021)
MONEY MARKET FUNDS — 0.1%
4,593,531	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (c)	4,593,531
	(Cost $4,593,531)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$3,823,076	Bank of America Corp., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $3,823,522. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $3,899,538. (d)	3,823,076
5,595,156	JPMorgan Chase & Co., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $5,595,809. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $5,707,059. (d)	5,595,156

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$3,354,513	Mizuho Financial Group, Inc., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $3,354,904. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $3,421,604. (d)	$3,354,513
6,017,596	RBC Dominion Securities, Inc., 4.19% (c), dated 09/30/25, due 10/01/25, with a maturity value of $6,018,296. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $6,137,948. (d)	6,017,596
	Total Repurchase Agreements	18,790,341
	(Cost $18,790,341)

	Total Investments — 100.3%	7,774,433,577
	(Cost $7,296,479,893)
	Net Other Assets and Liabilities — (0.3)%	(22,530,743)
	Net Assets — 100.0%	$7,751,902,834

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $17,938,589 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $18,790,341.

(c)	Rate shown reflects yield as of September 30, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,751,049,705	$ 7,751,049,705	$ —	$ —
Money Market Funds	4,593,531	4,593,531	—	—
Repurchase Agreements	18,790,341	—	18,790,341	—
Total Investments	$7,774,433,577	$7,755,643,236	$18,790,341	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 6.6%
547,959	General Dynamics Corp.	$186,854,019
353,110	Lockheed Martin Corp.	176,276,043
315,637	Northrop Grumman Corp.	192,323,937
		555,453,999
	Air Freight & Logistics — 2.1%
1,467,079	Expeditors International of Washington, Inc.	179,849,215
	Beverages — 5.9%
2,345,434	Coca-Cola (The) Co.	155,549,183
2,776,756	Monster Beverage Corp. (a)	186,903,446
1,143,735	PepsiCo, Inc.	160,626,144
		503,078,773
	Biotechnology — 2.0%
1,513,848	Gilead Sciences, Inc.	168,037,128
	Broadline Retail — 2.3%
2,096,603	eBay, Inc.	190,686,043
	Capital Markets — 3.9%
686,566	Cboe Global Markets, Inc.	168,380,311
1,710,110	Charles Schwab (The) Corp.	163,264,202
		331,644,513
	Chemicals — 4.0%
609,595	Ecolab, Inc.	166,943,687
352,312	Linde PLC	167,348,200
		334,291,887
	Commercial Services & Supplies — 3.9%
3,563,041	Copart, Inc. (a)	160,229,954
1,585,337	Veralto Corp.	169,012,777
		329,242,731
	Communications Equipment — 4.1%
2,407,475	Cisco Systems, Inc.	164,719,440
389,642	Motorola Solutions, Inc.	178,179,390
		342,898,830
	Construction & Engineering — 2.2%
1,445,845	AECOM	188,639,397
	Consumer Staples Distribution & Retail — 4.0%
172,279	Costco Wholesale Corp.	159,466,611
1,723,605	Walmart, Inc.	177,634,731
		337,101,342
	Entertainment — 2.6%
1,091,390	Electronic Arts, Inc.	220,133,363
Shares	Description	Value

	Financial Services — 3.9%
296,436	Mastercard, Inc., Class A	$168,615,761
469,356	Visa, Inc., Class A	160,228,751
		328,844,512
	Food Products — 2.1%
956,440	Hershey (The) Co.	178,902,102
	Ground Transportation — 2.0%
728,547	Union Pacific Corp.	172,206,654
	Health Care Equipment & Supplies — 2.1%
1,324,725	Abbott Laboratories	177,433,666
	Health Care Providers & Services — 2.1%
559,390	Cencora, Inc.	174,826,157
	Household Durables — 2.1%
22,071	NVR, Inc. (a)	177,332,981
	Household Products — 3.7%
1,886,557	Colgate-Palmolive Co.	150,811,367
1,056,277	Procter & Gamble (The) Co.	162,296,961
		313,108,328
	Industrial Conglomerates — 1.7%
692,603	Honeywell International, Inc.	145,792,931
	Insurance — 7.9%
460,050	Aon PLC, Class A	164,044,629
1,854,314	Arch Capital Group Ltd.	168,241,909
771,757	Marsh & McLennan Cos., Inc.	155,532,188
2,382,961	W.R. Berkley Corp.	182,582,472
		670,401,198
	IT Services — 6.7%
580,047	Accenture PLC, Class A	143,039,590
2,164,754	Cognizant Technology Solutions Corp., Class A	145,190,051
460,969	Gartner, Inc. (a)	121,174,921
573,087	International Business Machines Corp.	161,702,228
		571,106,790
	Machinery — 2.0%
486,556	Snap-on, Inc.	168,606,251
	Pharmaceuticals — 4.1%
1,000,786	Johnson & Johnson	185,565,740
1,102,481	Zoetis, Inc.	161,315,020
		346,880,760
	Professional Services — 5.2%
542,856	Automatic Data Processing, Inc.	159,328,236
1,141,980	Paychex, Inc.	144,757,385
542,659	Verisk Analytics, Inc.	136,484,165
		440,569,786

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 4.0%
551,555	Autodesk, Inc. (a)	$175,212,477
321,201	Microsoft Corp.	166,366,058
		341,578,535
	Specialty Retail — 6.7%
455,840	Home Depot (The), Inc.	184,701,810
1,260,802	Ross Stores, Inc.	192,133,617
1,340,990	TJX (The) Cos., Inc.	193,826,694
		570,662,121
	Total Common Stocks	8,459,309,993
	(Cost $7,529,259,180)
MONEY MARKET FUNDS — 0.1%
6,345,097	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	6,345,097
	(Cost $6,345,097)

	Total Investments — 100.0%	8,465,655,090
	(Cost $7,535,604,277)
	Net Other Assets and Liabilities — (0.0)%	(942,440)
	Net Assets — 100.0%	$8,464,712,650

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,459,309,993	$ 8,459,309,993	$ —	$ —
Money Market Funds	6,345,097	6,345,097	—	—
Total Investments	$8,465,655,090	$8,465,655,090	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.2%
115,328	General Dynamics Corp.	$39,326,848
130,878	L3Harris Technologies, Inc.	39,971,450
77,456	Lockheed Martin Corp.	38,666,810
64,588	Northrop Grumman Corp.	39,354,760
233,395	RTX Corp.	39,053,985
		196,373,853
	Air Freight & Logistics — 0.4%
311,440	Expeditors International of Washington, Inc.	38,179,430
	Automobiles — 0.8%
1,101,559	Honda Motor Co., Ltd., ADR	33,928,017
185,427	Toyota Motor Corp., ADR	35,433,246
		69,361,263
	Banks — 3.3%
287,100	Bank of Montreal	37,394,775
577,447	Bank of Nova Scotia (The)	37,331,949
458,035	Canadian Imperial Bank of Commerce	36,592,416
632,836	Commerce Bancshares, Inc.	37,818,279
531,731	HSBC Holdings PLC, ADR	37,742,266
119,100	JPMorgan Chase & Co.	37,567,713
250,408	Royal Bank of Canada	36,890,107
469,356	Toronto-Dominion Bank (The)	37,525,012
		298,862,517
	Beverages — 2.9%
635,102	Anheuser-Busch InBev S.A./N.V., ADR	37,858,430
562,013	Coca-Cola (The) Co.	37,272,702
420,221	Coca-Cola Europacific Partners PLC	37,992,181
278,774	Constellation Brands, Inc., Class A	37,542,495
387,691	Diageo PLC, ADR	36,997,352
1,433,936	Keurig Dr Pepper, Inc.	36,579,707
263,849	PepsiCo, Inc.	37,054,954
		261,297,821
	Biotechnology — 1.3%
167,168	AbbVie, Inc.	38,706,079
130,110	Amgen, Inc.	36,717,042
330,794	Gilead Sciences, Inc.	36,718,134
		112,141,255
	Building Products — 0.4%
514,957	A.O. Smith Corp.	37,802,993
	Capital Markets — 5.3%
339,946	Bank of New York Mellon (The) Corp.	37,040,516
32,754	Blackrock, Inc.	38,186,906
157,262	Cboe Global Markets, Inc.	38,568,506
Shares	Description	Value

	Capital Markets (Continued)
142,528	CME Group, Inc.	$38,509,640
125,869	FactSet Research Systems, Inc.	36,060,210
46,191	Goldman Sachs Group (The), Inc.	36,784,203
178,807	Houlihan Lokey, Inc.	36,712,653
218,729	Intercontinental Exchange, Inc.	36,851,462
231,540	Morgan Stanley	36,805,598
413,770	Nasdaq, Inc.	36,597,957
212,247	Raymond James Financial, Inc.	36,633,832
427,317	SEI Investments Co.	36,257,848
353,413	T. Rowe Price Group, Inc.	36,274,310
		481,283,641
	Chemicals — 2.4%
129,435	Air Products and Chemicals, Inc.	35,299,513
469,770	Innospec, Inc.	36,247,453
77,884	Linde PLC	36,994,900
45,838	NewMarket Corp.	37,963,490
339,853	PPG Industries, Inc.	35,721,949
307,120	RPM International, Inc.	36,203,306
		218,430,611
	Commercial Services & Supplies — 1.7%
469,356	Brady Corp., Class A	36,623,849
215,902	MSA Safety, Inc.	37,150,257
669,738	Rollins, Inc.	39,340,410
171,485	Waste Management, Inc.	37,869,032
		150,983,548
	Communications Equipment — 0.4%
549,235	Cisco Systems, Inc.	37,578,659
	Consumer Staples Distribution & Retail — 0.4%
576,732	Kroger (The) Co.	38,877,504
	Containers & Packaging — 2.0%
4,510,380	Amcor PLC	36,894,908
280,365	AptarGroup, Inc.	37,473,586
228,009	Avery Dennison Corp.	36,976,220
174,933	Packaging Corp. of America	38,123,149
809,983	Sonoco Products Co.	34,902,167
		184,370,030
	Distributors — 0.8%
269,719	Genuine Parts Co.	37,383,054
1,227,267	LKQ Corp.	37,480,734
		74,863,788
	Diversified REITs — 0.4%
554,558	WP Carey, Inc.	37,471,484
	Diversified Telecommunication Services — 1.7%
1,286,679	AT&T, Inc.	36,335,815

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
1,612,950	BCE, Inc.	$37,726,900
2,352,128	TELUS Corp.	37,093,059
862,154	Verizon Communications, Inc.	37,891,668
		149,047,442
	Electric Utilities — 9.4%
581,874	ALLETE, Inc.	38,636,433
579,426	Alliant Energy Corp.	39,059,107
347,600	American Electric Power Co., Inc.	39,105,000
306,061	Duke Energy Corp.	37,875,049
799,368	Emera, Inc.	38,337,689
416,976	Entergy Corp.	38,857,993
515,243	Evergy, Inc.	39,168,773
549,967	Eversource Energy	39,124,652
857,389	Exelon Corp.	38,591,079
858,773	FirstEnergy Corp.	39,348,979
757,240	Fortis, Inc.	38,422,357
294,812	IDACORP, Inc.	38,959,406
443,777	MGE Energy, Inc.	37,357,148
514,314	NextEra Energy, Inc.	38,825,564
840,351	OGE Energy Corp.	38,883,041
444,467	Otter Tail Corp.	36,432,960
431,380	Pinnacle West Capital Corp.	38,677,531
872,462	Portland General Electric Co.	38,388,328
1,042,607	PPL Corp.	38,743,276
403,017	Southern (The) Co.	38,193,921
654,656	TXNM Energy, Inc.	37,020,797
514,314	Xcel Energy, Inc.	41,479,424
		849,488,507
	Electrical Equipment — 1.2%
98,360	Eaton Corp. PLC	36,811,230
280,119	Emerson Electric Co.	36,746,011
84,856	Hubbell, Inc.	36,514,385
		110,071,626
	Electronic Equipment, Instruments & Components — 0.4%
170,234	TE Connectivity PLC	37,371,470
	Financial Services — 0.4%
245,695	Jack Henry & Associates, Inc.	36,591,356
	Food Products — 5.8%
1,119,451	Campbell’s (The) Co.	35,352,263
2,031,151	Conagra Brands, Inc.	37,190,375
2,834,019	Flowers Foods, Inc.	36,983,948
743,170	General Mills, Inc.	37,470,631
193,466	Hershey (The) Co.	36,187,815
1,530,678	Hormel Foods Corp.	37,868,974
304,779	Ingredion, Inc.	37,216,564
Shares	Description	Value

	Food Products (Continued)
377,275	J & J Snack Foods Corp.	$36,252,355
344,287	J.M. Smucker (The) Co.	37,389,568
483,257	Kellanova	39,636,739
1,410,562	Kraft Heinz (The) Co.	36,731,034
211,679	Marzetti (The) Company	36,576,014
575,749	McCormick & Co., Inc.	38,523,366
585,998	Mondelez International, Inc., Class A	36,607,295
		519,986,941
	Gas Utilities — 3.4%
228,345	Atmos Energy Corp.	38,989,909
288,452	Chesapeake Utilities Corp.	38,851,600
425,552	National Fuel Gas Co.	39,308,238
799,196	New Jersey Resources Corp.	38,481,287
868,999	Northwest Natural Holding Co.	39,044,125
489,421	ONE Gas, Inc.	39,613,736
473,962	Southwest Gas Holdings, Inc.	37,130,183
483,825	Spire, Inc.	39,441,414
		310,860,492
	Ground Transportation — 2.5%
404,421	Canadian National Railway Co.	38,136,900
1,120,802	CSX Corp.	39,799,679
306,817	Landstar System, Inc.	37,603,492
128,067	Norfolk Southern Corp.	38,472,607
164,759	Union Pacific Corp.	38,944,085
1,394,699	Werner Enterprises, Inc.	36,708,478
		229,665,241
	Health Care Equipment & Supplies — 1.2%
272,368	Abbott Laboratories	36,480,970
199,468	Becton Dickinson & Co.	37,334,425
393,266	Medtronic PLC	37,454,654
		111,270,049
	Health Care Providers & Services — 0.9%
133,419	Labcorp Holdings, Inc.	38,299,258
201,477	Quest Diagnostics, Inc.	38,397,487
		76,696,745
	Health Care REITs — 0.9%
2,011,386	Healthpeak Properties, Inc.	38,518,042
222,257	Welltower, Inc.	39,592,862
		78,110,904
	Hotels, Restaurants & Leisure — 0.8%
122,816	McDonald’s Corp.	37,322,554
249,280	Yum! Brands, Inc.	37,890,560
		75,213,114
	Household Durables — 0.4%
157,422	Garmin Ltd.	38,760,445

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 2.1%
429,283	Church & Dwight Co., Inc.	$37,618,069
468,881	Colgate-Palmolive Co.	37,482,347
299,912	Kimberly-Clark Corp.	37,291,058
243,097	Procter & Gamble (The) Co.	37,351,854
1,582,082	Reynolds Consumer Products, Inc.	38,713,547
		188,456,875
	Industrial Conglomerates — 0.4%
178,042	Honeywell International, Inc.	37,477,841
	Insurance — 7.1%
346,471	Aflac, Inc.	38,700,811
180,232	Allstate (The) Corp.	38,686,799
176,194	Assurant, Inc.	38,163,620
391,361	Axis Capital Holdings Ltd.	37,492,384
136,300	Chubb Ltd.	38,470,675
808,930	CNA Financial Corp.	37,582,888
211,436	Hanover Insurance Group (The), Inc.	38,403,121
284,678	Hartford Insurance Group (The), Inc.	37,973,198
1,172,728	Manulife Financial Corp.	36,530,477
188,851	Marsh & McLennan Cos., Inc.	38,059,142
459,504	MetLife, Inc.	37,849,344
908,461	Old Republic International Corp.	38,582,339
136,661	Primerica, Inc.	37,935,727
361,798	Prudential Financial, Inc.	37,532,925
621,007	Sun Life Financial, Inc.	37,279,050
134,770	Travelers (The) Cos., Inc.	37,630,479
109,817	Willis Towers Watson PLC	37,936,283
		644,809,262
	IT Services — 2.4%
155,047	Accenture PLC, Class A	38,234,590
439,739	Amdocs Ltd.	36,080,585
545,932	Cognizant Technology Solutions Corp., Class A	36,615,659
2,169,716	Infosys Ltd., ADR	35,301,279
137,122	International Business Machines Corp.	38,690,344
13,337,156	Wipro Ltd., ADR	35,076,720
		219,999,177
	Machinery — 5.4%
78,820	Caterpillar, Inc.	37,608,963
87,589	Cummins, Inc.	36,994,966
79,338	Deere & Co.	36,278,094
460,019	Donaldson Co., Inc.	37,652,555
218,576	Dover Corp.	36,465,034
389,725	Franklin Electric Co., Inc.	37,101,820
440,575	Graco, Inc.	37,431,252
231,701	IDEX Corp.	37,711,655
Shares	Description	Value

	Machinery (Continued)
142,633	Illinois Tool Works, Inc.	$37,192,981
155,940	Lincoln Electric Holdings, Inc.	36,775,330
416,555	Otis Worldwide Corp.	38,085,624
383,338	PACCAR, Inc.	37,689,792
110,249	Snap-on, Inc.	38,204,586
		485,192,652
	Media — 0.4%
1,181,668	Comcast Corp., Class A	37,128,008
	Metals & Mining — 0.4%
584,616	Rio Tinto PLC, ADR	38,590,502
	Multi-Utilities — 5.1%
375,523	Ameren Corp.	39,197,091
1,016,967	Avista Corp.	38,451,522
631,546	Black Hills Corp.	38,896,918
974,864	CenterPoint Energy, Inc.	37,824,723
528,261	CMS Energy Corp.	38,700,401
385,126	Consolidated Edison, Inc.	38,712,866
622,043	Dominion Energy, Inc.	38,050,370
273,325	DTE Energy Co.	38,656,355
900,983	NiSource, Inc.	39,012,564
660,469	Northwestern Energy Group, Inc.	38,710,088
455,288	Public Service Enterprise Group, Inc.	37,998,336
338,713	WEC Energy Group, Inc.	38,813,123
		463,024,357
	Oil, Gas & Consumable Fuels — 3.3%
238,451	Chevron Corp.	37,029,056
756,468	Enbridge, Inc.	38,171,375
332,177	Exxon Mobil Corp.	37,452,957
936,825	Pembina Pipeline Corp.	37,903,940
523,723	Shell PLC, ADR	37,461,906
703,676	TC Energy Corp.	38,287,011
612,321	TotalEnergies SE, ADR	36,549,441
618,527	Williams (The) Cos., Inc.	39,183,685
		302,039,371
	Personal Care Products — 0.8%
2,192,736	Kenvue, Inc.	35,588,105
615,153	Unilever PLC, ADR	36,466,270
		72,054,375
	Pharmaceuticals — 4.2%
480,141	AstraZeneca PLC, ADR	36,836,417
827,269	Bristol-Myers Squibb Co.	37,309,832
909,574	GSK PLC, ADR	39,257,214
213,598	Johnson & Johnson	39,605,341
462,819	Merck & Co., Inc.	38,844,399
301,641	Novartis AG, ADR	38,682,442
1,547,865	Pfizer, Inc.	39,439,600

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
791,545	Sanofi S.A., ADR	$37,360,924
2,479,061	Takeda Pharmaceutical Co., Ltd., ADR	36,293,453
257,245	Zoetis, Inc.	37,640,088
		381,269,710
	Professional Services — 2.0%
126,715	Automatic Data Processing, Inc.	37,190,853
154,020	Broadridge Financial Solutions, Inc.	36,682,943
285,357	Paychex, Inc.	36,171,853
415,113	SS&C Technologies Holdings, Inc.	36,845,430
228,163	Thomson Reuters Corp.	35,440,559
		182,331,638
	Residential REITs — 3.3%
1,116,093	American Homes 4 Rent, Class A	37,110,092
192,793	AvalonBay Communities, Inc.	37,241,824
343,969	Camden Property Trust	36,729,010
616,173	Equity LifeStyle Properties, Inc.	37,401,701
569,932	Equity Residential	36,891,699
1,253,304	Invitation Homes, Inc.	36,759,406
263,440	Mid-America Apartment Communities, Inc.	36,810,471
289,170	Sun Communities, Inc.	37,302,930
		296,247,133
	Retail REITs — 0.4%
630,048	Realty Income Corp.	38,300,618
	Software — 0.4%
514,100	Dolby Laboratories, Inc., Class A	37,205,417
	Specialized REITs — 0.9%
133,051	Public Storage	38,431,781
1,183,921	VICI Properties, Inc.	38,607,664
		77,039,445
	Specialty Retail — 1.6%
90,316	Home Depot (The), Inc.	36,595,140
142,904	Lowe’s Cos., Inc.	35,913,204
266,917	TJX (The) Cos., Inc.	38,580,183
640,019	Tractor Supply Co.	36,397,881
		147,486,408
	Tobacco — 1.3%
583,328	Altria Group, Inc.	38,534,648
690,751	British American Tobacco PLC, ADR	36,665,063
229,722	Philip Morris International, Inc.	37,260,908
		112,460,619
Shares	Description	Value

	Trading Companies & Distributors — 1.3%
789,704	Fastenal Co.	$38,727,084
409,586	MSC Industrial Direct Co., Inc., Class A	37,739,254
95,058	Watsco, Inc.	38,431,950
		114,898,288
	Water Utilities — 2.1%
515,665	American States Water Co.	37,808,558
275,534	American Water Works Co., Inc.	38,351,578
819,618	California Water Service Group	37,612,270
1,004,610	Essential Utilities, Inc.	40,083,939
767,069	H2O America	37,356,260
		191,212,605
	Wireless Telecommunication Services — 1.2%
1,810,738	America Movil S.A.B. de C.V., ADR	38,025,498
1,061,643	Rogers Communications, Inc., Class B	36,594,834
156,715	T-Mobile US, Inc.	37,514,437
		112,134,769
	Total Common Stocks	9,040,371,799
	(Cost $8,118,080,957)
MONEY MARKET FUNDS — 0.1%
8,888,414	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (a)	8,888,414
	(Cost $8,888,414)

	Total Investments — 99.9%	9,049,260,213
	(Cost $8,126,969,371)
	Net Other Assets and Liabilities — 0.1%	8,655,856
	Net Assets — 100.0%	$9,057,916,069

(a)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,040,371,799	$ 9,040,371,799	$ —	$ —
Money Market Funds	8,888,414	8,888,414	—	—
Total Investments	$9,049,260,213	$9,049,260,213	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 2.2%
410,463	Monster Beverage Corp. (a)	$27,628,265
	Biotechnology — 2.8%
83,631	United Therapeutics Corp. (a)	35,058,952
	Capital Markets — 9.7%
45,010	Ameriprise Financial, Inc.	22,111,162
103,041	Cboe Global Markets, Inc.	25,270,805
384,428	Interactive Brokers Group, Inc., Class A	26,452,491
48,885	Moody’s Corp.	23,292,725
191,736	Northern Trust Corp.	25,807,666
		122,934,849
	Commercial Services & Supplies — 1.9%
534,239	Copart, Inc. (a)	24,024,728
	Communications Equipment — 4.6%
218,238	Arista Networks, Inc. (a)	31,799,459
57,921	Motorola Solutions, Inc.	26,486,694
		58,286,153
	Consumer Staples Distribution & Retail — 3.9%
25,649	Costco Wholesale Corp.	23,741,484
257,077	Walmart, Inc.	26,494,355
		50,235,839
	Electrical Equipment — 1.9%
64,437	Eaton Corp. PLC	24,115,547
	Electronic Equipment, Instruments & Components — 2.3%
236,694	Amphenol Corp., Class A	29,290,882
	Energy Equipment & Services — 4.3%
620,622	Baker Hughes Co.	30,236,704
730,890	Schlumberger N.V.	25,120,689
		55,357,393
	Financial Services — 7.2%
160,518	Apollo Global Management, Inc.	21,392,234
73,538	Corpay, Inc. (a)	21,183,356
44,161	Mastercard, Inc., Class A	25,119,218
70,012	Visa, Inc., Class A	23,900,697
		91,595,505
	Health Care Equipment & Supplies — 1.5%
292,152	Dexcom, Inc. (a)	19,658,908
	Health Care Providers & Services — 2.3%
86,599	UnitedHealth Group, Inc.	29,902,635
Shares	Description	Value

	Hotels, Restaurants & Leisure — 3.1%
174,997	Airbnb, Inc., Class A (a)	$21,248,136
454,583	Chipotle Mexican Grill, Inc. (a)	17,815,108
		39,063,244
	Household Durables — 4.4%
107,654	Garmin Ltd.	26,506,568
225,443	PulteGroup, Inc.	29,787,783
		56,294,351
	Insurance — 7.8%
68,344	Aon PLC, Class A	24,370,104
276,110	Arch Capital Group Ltd.	25,051,460
115,228	Marsh & McLennan Cos., Inc.	23,221,899
354,458	W.R. Berkley Corp.	27,158,572
		99,802,035
	Interactive Media & Services — 3.7%
34,931	Meta Platforms, Inc., Class A	25,652,628
664,946	Pinterest, Inc., Class A (a)	21,391,313
		47,043,941
	Machinery — 2.2%
59,006	Caterpillar, Inc.	28,154,713
	Media — 1.2%
302,994	Trade Desk (The), Inc., Class A (a)	14,849,736
	Metals & Mining — 2.8%
418,538	Newmont Corp.	35,286,939
	Professional Services — 1.9%
81,157	Automatic Data Processing, Inc.	23,819,579
	Semiconductors & Semiconductor Equipment — 9.0%
86,296	Broadcom, Inc.	28,469,913
26,322	KLA Corp.	28,390,909
34,115	Monolithic Power Systems, Inc.	31,407,634
141,727	NVIDIA Corp.	26,443,424
		114,711,880
	Software — 12.8%
66,691	Adobe, Inc. (a)	23,525,250
77,393	Cadence Design Systems, Inc. (a)	27,185,065
460,614	Dynatrace, Inc. (a)	22,316,748
230,530	Fortinet, Inc. (a)	19,382,962
32,493	Intuit, Inc.	22,189,795
125,008	Palo Alto Networks, Inc. (a)	25,454,129
25,495	ServiceNow, Inc. (a)	23,462,539
		163,516,488

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 4.5%
188,157	Ross Stores, Inc.	$28,673,245
199,868	TJX (The) Cos., Inc.	28,888,921
		57,562,166
	Textiles, Apparel & Luxury Goods — 1.9%
238,377	Deckers Outdoor Corp. (a)	24,164,276
	Total Common Stocks	1,272,359,004
	(Cost $1,150,375,298)
MONEY MARKET FUNDS — 0.1%
650,977	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	650,977
	(Cost $650,977)

	Total Investments — 100.0%	1,273,009,981
	(Cost $1,151,026,275)
	Net Other Assets and Liabilities — 0.0%	65,084
	Net Assets — 100.0%	$1,273,075,065

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,272,359,004	$ 1,272,359,004	$ —	$ —
Money Market Funds	650,977	650,977	—	—
Total Investments	$1,273,009,981	$1,273,009,981	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 87.6%
12,972	AAR Corp. (a)	$1,163,199
17,728	AeroVironment, Inc. (a)	5,582,370
12,733	Astronics Corp. (a)	580,752
67,275	Boeing (The) Co. (a)	14,519,963
13,541	Curtiss-Wright Corp.	7,351,951
5,345	Ducommun, Inc. (a)	513,815
25,249	General Dynamics Corp.	8,609,909
59,747	General Electric Co.	17,973,092
24,238	HEICO Corp.	7,824,511
28,891	Hexcel Corp.	1,811,466
42,467	Howmet Aerospace, Inc.	8,333,299
14,098	Huntington Ingalls Industries, Inc.	4,058,955
64,182	Intuitive Machines, Inc. (a)	675,195
59,797	Kratos Defense & Security Solutions, Inc. (a)	5,463,652
29,398	L3Harris Technologies, Inc.	8,978,443
95,590	Leonardo DRS, Inc.	4,339,786
33,614	Loar Holdings, Inc. (a)	2,689,120
32,642	Lockheed Martin Corp.	16,295,213
21,470	Mercury Systems, Inc. (a)	1,661,778
11,337	Moog, Inc., Class A	2,354,355
2,568	National Presto Industries, Inc.	288,001
14,827	Northrop Grumman Corp.	9,034,388
168,874	Rocket Lab Corp. (a)	8,090,753
103,906	RTX Corp.	17,386,591
42,152	Spirit AeroSystems Holdings, Inc., Class A (a)	1,627,067
64,867	Textron, Inc.	5,480,613
9,890	TransDigm Group, Inc.	13,035,218
21,379	Woodward, Inc.	5,402,687
		181,126,142
	Diversified Telecommunication Services — 2.9%
121,312	AST SpaceMobile, Inc. (a)	5,953,993
	Professional Services — 9.5%
7,901	CACI International, Inc., Class A (a)	3,940,861
46,613	KBR, Inc.	2,204,329
46,247	Leidos Holdings, Inc.	8,738,833
38,400	Parsons Corp. (a)	3,184,128
16,841	Science Applications International Corp.	1,673,490
		19,741,641
	Total Common Stocks	206,821,776
	(Cost $156,151,977)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
117,979	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	$117,979
	(Cost $117,979)

	Total Investments — 100.0%	206,939,755
	(Cost $156,269,956)
	Net Other Assets and Liabilities — (0.0)%	(60,146)
	Net Assets — 100.0%	$206,879,609

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 206,821,776	$ 206,821,776	$ —	$ —
Money Market Funds	117,979	117,979	—	—
Total Investments	$206,939,755	$206,939,755	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Building Products — 11.7%
58	Carlisle Cos., Inc.	$19,080
206	Johnson Controls International PLC	22,650
158	Owens Corning	22,351
140	Simpson Manufacturing Co., Inc.	23,444
50	Trane Technologies PLC	21,098
219	UFP Industries, Inc.	20,474
		129,097
	Chemicals — 7.6%
236	CF Industries Holdings, Inc.	21,169
292	Corteva, Inc.	19,748
317	DuPont de Nemours, Inc.	24,694
291	Eastman Chemical Co.	18,348
		83,959
	Construction & Engineering — 2.2%
58	Quanta Services, Inc.	24,036
	Construction Materials — 2.6%
237	CRH PLC	28,416
	Electrical Equipment — 12.7%
120	AMETEK, Inc.	22,560
61	Eaton Corp. PLC	22,829
163	Emerson Electric Co.	21,382
41	GE Vernova, Inc.	25,211
65	Rockwell Automation, Inc.	22,720
169	Vertiv Holdings Co., Class A	25,495
		140,197
	Electronic Equipment, Instruments & Components — 2.1%
133	Keysight Technologies, Inc. (a)	23,264
	Energy Equipment & Services — 5.2%
567	Baker Hughes Co.	27,624
432	Weatherford International PLC	29,562
		57,186
	Hotel & Resort REITs — 2.2%
1,414	Host Hotels & Resorts, Inc.	24,066
	Machinery — 10.6%
56	Caterpillar, Inc.	26,720
261	Ingersoll Rand, Inc.	21,564
31	Parker-Hannifin Corp.	23,503
104	Westinghouse Air Brake Technologies Corp.	20,849
168	Xylem, Inc.	24,780
		117,416
Shares	Description	Value

	Metals & Mining — 6.3%
736	Alcoa Corp.	$24,207
445	Commercial Metals Co.	25,490
501	Freeport-McMoRan, Inc.	19,649
		69,346
	Oil, Gas & Consumable Fuels — 23.2%
539	Antero Resources Corp. (a)	18,089
476	California Resources Corp.	25,314
242	ConocoPhillips	22,891
856	Coterra Energy, Inc.	20,244
373	EQT Corp.	20,302
186	Expand Energy Corp.	19,761
108	Gulfport Energy Corp. (a)	19,546
968	Magnolia Oil & Gas Corp., Class A	23,106
1,595	Permian Resources Corp.	20,416
534	Range Resources Corp.	20,100
21	Texas Pacific Land Corp.	19,606
162	Valero Energy Corp.	27,582
		256,957
	Paper & Forest Products — 2.0%
253	Louisiana-Pacific Corp.	22,477
	Professional Services — 1.7%
150	Paychex, Inc.	19,014
	Residential REITs — 3.6%
147	Mid-America Apartment Communities, Inc.	20,540
532	UDR, Inc.	19,823
		40,363
	Retail REITs — 2.3%
135	Simon Property Group, Inc.	25,336
	Specialized REITs — 3.8%
148	Extra Space Storage, Inc.	20,859
179	Lamar Advertising Co., Class A	21,913
		42,772
	Total Common Stocks	1,103,902
	(Cost $1,079,413)
MONEY MARKET FUNDS — 0.2%
2,114	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	2,114
	(Cost $2,114)

	Total Investments — 100.0%	1,106,016
	(Cost $1,081,527)
	Net Other Assets and Liabilities — 0.0%	73
	Net Assets — 100.0%	$1,106,089

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,103,902	$ 1,103,902	$ —	$ —
Money Market Funds	2,114	2,114	—	—
Total Investments	$1,106,016	$1,106,016	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Exchange-Traded Fund
Additional Information (Continued)
September 30, 2025 (Unaudited)
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
Bloomberg® and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.